SUBSEQUENT EVENTS - Contingent Value Right Agreement (Details) - USD ($)	Jan. 23, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Warrant outstanding (in shares)		14,900,000
Subsequent Event
Subsequent Event [Line Items]
Warrant outstanding (in shares)	180,241,211
CVR, amount payable, maximum amount	$ 43,333,333.33
CVR, threshold amount for calculation of payment	$ 260,000,000
CVR, weighted average price period	60 days
Subsequent Event | Contingent Value Rights
Subsequent Event [Line Items]
Warrant outstanding (in shares)	51,783,625